Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents

3. Cash and Cash Equivalents

	June 30,	December 31,
	2021	2020

	(in US$’000)
Cash at bank and on hand (note (a))	113,922	87,828
Bank deposits maturing in three months or less (note (a))	473,519	147,802
	587,441	235,630
Denominated in:
U.S. dollar (“US$”) (note (b))	440,309	164,201
Renminbi (“RMB”) (note (b))	74,061	64,258
UK Pound Sterling (“£”) (note (b))	124	954
Hong Kong dollar (“HK$”)	72,909	5,907
Euro	38	310
	587,441	235,630

Notes:

(a)	The weighted average effective interest rate on bank deposits for the six months ended June 30, 2021 and the year ended December 31, 2020 was 0.73% per annum and 1.12% per annum respectively.
(b)	Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.